Segmented Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 Segment Customer	Dec. 31, 2017 Customer
Disclosure Of Operating Segments [Abstract]
Number of reportable operating segment | Segment	3
Number of major customers | Customer	4	4